Redeemable and Convertible Preferred Stock (Details 2)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.85
Series A-1 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	1.47
Series A-2 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.85
Series B [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.50
Series C [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.50
Series D [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.50
Series E [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.50
Series E-1 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.50